Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANTAGEPOINT FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 04, 2016
Supplement [Text Block]	vprjx_SupplementTextBlock

THE VANTAGEPOINT FUNDS

Vantagepoint Growth & Income Fund

Supplement dated February 12, 2016 to the Prospectus dated May 1, 2015, as revised January 4, 2016 and as supplemented

This supplement changes the disclosure in the Prospectus and provides new information that should be read together with the Prospectus and any supplements thereto.

VANTAGEPOINT GROWTH & INCOME FUND

The investment subadvisory agreement by and between The Vantagepoint Funds, on behalf of the Vantagepoint Growth & Income Fund ("Growth & Income Fund"), Vantagepoint Investment Advisers, LLC and Fiduciary Management, Inc. ("FMI") was amended effective January 28, 2016 to include a revised fee schedule.

As a result of this fee schedule amendment, the following replaces the information related to the Growth & Income Fund found in the "Annual Fund Operating Expenses" table and "Example" on page 15 of the Prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	T Shares	Investor Shares
Management fees[1]	0.44%	0.44%
Other expenses	0.13%	0.38%
Total annual fund operating expenses[1]	0.57%	0.82%

[1]	Fees and expenses have been restated to reflect current fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
T Shares	$58	$183	$318	$714
Investor Shares	$84	$262	$455	$1,014

Vantagepoint Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vprjx_SupplementTextBlock

THE VANTAGEPOINT FUNDS

Vantagepoint Growth & Income Fund

Supplement dated February 12, 2016 to the Prospectus dated May 1, 2015, as revised January 4, 2016 and as supplemented

This supplement changes the disclosure in the Prospectus and provides new information that should be read together with the Prospectus and any supplements thereto.

VANTAGEPOINT GROWTH & INCOME FUND

The investment subadvisory agreement by and between The Vantagepoint Funds, on behalf of the Vantagepoint Growth & Income Fund ("Growth & Income Fund"), Vantagepoint Investment Advisers, LLC and Fiduciary Management, Inc. ("FMI") was amended effective January 28, 2016 to include a revised fee schedule.

As a result of this fee schedule amendment, the following replaces the information related to the Growth & Income Fund found in the "Annual Fund Operating Expenses" table and "Example" on page 15 of the Prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	T Shares	Investor Shares
Management fees[1]	0.44%	0.44%
Other expenses	0.13%	0.38%
Total annual fund operating expenses[1]	0.57%	0.82%

[1]	Fees and expenses have been restated to reflect current fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
T Shares	$58	$183	$318	$714
Investor Shares	$84	$262	$455	$1,014

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees and expenses have been restated to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Vantagepoint Growth & Income Fund | T Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.44%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.57%	[1]
1 year	rr_ExpenseExampleYear01	$ 58
3 years	rr_ExpenseExampleYear03	183
5 years	rr_ExpenseExampleYear05	318
10 years	rr_ExpenseExampleYear10	$ 714
Vantagepoint Growth & Income Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.44%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.38%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%	[1]
1 year	rr_ExpenseExampleYear01	$ 84
3 years	rr_ExpenseExampleYear03	262
5 years	rr_ExpenseExampleYear05	455
10 years	rr_ExpenseExampleYear10	$ 1,014

[1]	Fees and expenses have been restated to reflect current fees and expenses.